Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Obligation and Funded Status

The measurement date used to determine pension obligations is December 31. The following table sets forth the plans’ status (in millions.)

	Successor
	December 31, 2013	December 31, 2012
Accumulated benefit obligation	$283.6	$326.2

Change in projected benefit obligations:
Projected benefit obligations at beginning of year	$326.6	$296.3
Service cost	0.9	0.7
Interest cost	11.8	12.8
Actuarial (gain) loss	(42.6)	40.8
Plan amendments	—	0.2
Plan curtailment and settlements	(0.4)	(12.9)
Benefits paid	(12.3)	(11.5)
Currency translation adjustment	—	0.2

Projected benefit obligations at end of year	284.0	326.6

Change in plan assets:
Fair value of plan assets at beginning of year	219.9	190.2
Actual return on plan assets	23.9	27.0
Employer contributions	3.5	14.0
Benefits paid	(12.3)	(11.5)
Currency translation adjustment	—	0.2

Plan assets at end of year	235.0	219.9

Funded status, net	$(49.0)	$(106.7)

Amounts recognized in the consolidated balance sheets consist of:
“Other long-term assets”	$0.6	$0.3
“Accrued expenses and other current liabilities”	—	(1.1)
“Pension and other post-retirement liabilities”	(49.6)	(105.9)

	$(49.0)	$(106.7)

Accumulated Other Comprehensive Loss

Amounts recognized in “Accumulated other comprehensive loss” consisted of (in millions):

	Successor
	December 31, 2012	2013 Additions	December 31, 2013
Net actuarial (loss) gain	$(61.9)	$55.1	$(6.8)
Deferred income tax benefit (expense)	23.6	(21.0)	2.6

Accumulated other comprehensive loss	$(38.3)	$34.1	$(4.2)

	Successor
	December 31,		December 31,
	2011	2012 Additions	2012
Net actuarial loss	$(47.0)	$(14.9)	$(61.9)
Deferred income tax benefit	18.4	5.2	23.6

Accumulated other comprehensive loss	$(28.6)	$(9.7)	$(38.3)

Assumptions Used in Determine Benefit Obligation and Net Periodic Pension Expenses

The following assumptions were used in determining the benefit obligations and net periodic pension expense:

	Successor
	2013	2012	2011
Weighted Average:
Discount rate to determine benefit obligations	4.7%	3.7%	4.6%
Discount rate to determine net costs	3.7%	4.6%	5.7%
Rate of future compensation increases to determine benefit obligation	4.5%	4.5%	3.0%
Rate of future compensation increases to determine net cost	4.5%	3.2%	3.5%
Rate of return on plan assets to determine net cost	7.6%	7.8%	8.0%

Strategic Target and Permitted Range of Holdings

The “Weighted Average Strategic Target” in the following table represents the weighted average of the aggregated Holdings’ plans. The “Permitted Range” anticipates the fluctuation in allocations and provides flexibility for the professional managers’ portfolios to vary around the target without a mandatory immediate rebalancing.

	Weighted Average
	Strategic Target	Permitted Range
U.S. equities	39%	35% to 45%
Non-U.S. equities	20%	15% to 25%
Fixed income	31%	25% to 35%
Real assets	10%	5% to 15%

	100%

Fair Value of Plan Assets

The fair value of the plan assets are presented below (in millions).

	Successor
	December 31, 2013
	Level 1	Level 2	Level 3	Total Fair Value
U.S. equities
Large Cap Indexed	$—	$79.7	$—	$79.7
Small and Mid-Cap Growth	—	7.6	—	7.6
Small and Mid-Cap Value	—	4.0	—	4.0

Total U.S. equities	—	91.3	—	91.3

Non-U.S. equities	—	47.2	—	47.2
Fixed income
Short & Mid Duration	—	5.1	—	5.1
Long Duration	—	0.2	—	0.2
Long Duration Indexed	—	67.7	—	67.7

Total fixed income	—	73.0	—	73.0

Real assets	—	—	23.5	23.5

	$—	$211.5	$23.5	$235.0

	Successor
	December 31, 2012
	Level 1	Level 2	Level 3	Total Fair Value
U.S. equities
Large Cap Growth	$—	$27.6	$—	$27.6
Large Cap Value	—	27.3	—	27.3
Large Cap Indexed	—	12.6	—	12.6
Small and Mid-Cap Growth	—	8.6	—	8.6
Small and Mid-Cap Value	—	8.8	—	8.8

Total U.S. equities	—	84.9	—	84.9

Non-U.S. equities	—	29.4	—	29.4
Fixed income
Short & Mid Duration	—	23.2	—	23.2
Long Duration	—	40.2	—	40.2
Long Duration Indexed	—	21.3	—	21.3

Total fixed income	—	84.7	—	84.7

Real assets	—	10.4	10.5	20.9

	$—	$209.4	$10.5	$219.9

Changes in Plan Assets	The changes in Level 3 investments are presented below (in millions):

Real Assets

January 1, 2013	$10.5
Net transfers in	10.9
Purchases	0.1
Net unrealized gains	2.0

December 31, 2013	$23.5

Future Expected Pension Benefit Payments	The future expected pension benefit payments are as follows (in millions):

Expected
Pension Benefit
Payments
2014	$12.5
2015	13.1
2016	13.8
2017	14.4
2018	15.0
5 years thereafter	83.0

Information for Post-Retirement Plans

The following table presents information for the post-retirement plans (in millions):

	Successor
	Year Ended	Year Ended
	December 31,	December 31,
	2013	2012
Change in benefit obligations
Benefit obligations at beginning of year	$14.9	$12.4
Service cost	0.5	0.4
Interest cost	0.6	0.5
Plan amendments	—	0.9
Actuarial (gain) loss	(2.1)	1.3
Benefit paid	(0.5)	(0.6)

Benefit obligations at end of year	$13.4	$14.9

Obligation

The obligation was included in the consolidated balance sheets as follows (in millions):

	Successor
	December 31,	December 31,
	2013	2012

Obligation included in “Accrued expenses and other current liabilities”	$0.7	$0.7
Obligation included in “Pension and other post-retirement liabilities”	12.7	14.2

	$13.4	$14.9

Assumptions Used in Determine Benefit Obligations and Net Periodic Post-Retirement Plan Expense

The following assumptions were used in determining the benefit obligations and net periodic post-retirement plan expense:

	Successor
	2013	2012	2011
Weighted average discount rate to determine benefit obligations	4.7%	3.8%	4.6%
Weighted average discount rate to determine net costs	3.8%	4.6%	5.7%

Expected Future Post-Retirement Benefit Payments	The expected future post-retirement benefit payments are as follows (in millions):

Expected Post-retirement Benefit Payments

2014	$0.7
2015	0.7
2016	0.7
2017	0.7
2018	0.7
5 years thereafter	4.1

Pension Plans [Member]
Component of Net Periodic Pension Expense

The components of net periodic pension expense were as follows (in millions):

	Successor			Predecessor
				January 1,
	Year Ended	Year Ended	Year Ended	2011 through
	December 31,	December 31,	December 31,	January 25,
	2013	2012	2011	2011
Service cost	$0.9	$0.7	$4.3	$0.4
Interest cost	11.8	12.8	12.7	1.1
Expected return on plan assets	(15.2)	(15.6)	(13.5)	(1.2)
Amortization of unrecognized loss	3.8	0.5	—	0.2
Curtailment and settlement (gains) losses recognized	(0.4)	1.3	0.2	—

	$0.9	$(0.3)	$3.7	$0.5

Post-retirement Benefit Plans [Member]
Component of Net Periodic Pension Expense

The components of net periodic post-retirement benefit cost were as follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
Service cost	$0.5	$0.4	$0.3	$—
Interest cost	0.6	0.5	0.5	0.1
Amortization of unrecognized loss	0.2	0.1	—	—
Amortization of prior service costs	0.1	—	—	—

	$1.4	$1.0	$0.8	$0.1